Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005513 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000005513 | Top10HoldingT. Rowe Price All-Cap Opportunities FundBNY-779557115
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005513 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005513 | Top10HoldingT. Rowe Price Blue Chip Growth FundBNY-87283U108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005513 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005513 | Top10HoldingT. Rowe Price Equity Income FundBNY-87284A101
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005513 | Top10HoldingT. Rowe Price New Horizons FundBNY-779562305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005513 | Top10HoldingT. Rowe Price Small-Cap Value FundBNY-77957Q400
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005513 | Top10HoldingT. Rowe Price Growth Stock ETFBNY-87283Q305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005513 | Top10HoldingT. Rowe Price Mid-Cap Value FundBNY-77957Y502
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005513 | Sector0BNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000005513 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227148 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000227148 | Top10HoldingT. Rowe Price All-Cap Opportunities FundBNY-779557115
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227148 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227148 | Top10HoldingT. Rowe Price Blue Chip Growth FundBNY-87283U108
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000227148 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000227148 | Top10HoldingT. Rowe Price Equity Income FundBNY-87284A101
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000227148 | Top10HoldingT. Rowe Price New Horizons FundBNY-779562305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227148 | Top10HoldingT. Rowe Price Small-Cap Value FundBNY-77957Q400
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000227148 | Top10HoldingT. Rowe Price Growth Stock ETFBNY-87283Q305
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227148 | Top10HoldingT. Rowe Price Mid-Cap Value FundBNY-77957Y502
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227148 | Sector0BNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000227148 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%